Subsequent Events (Details) $ in Millions	1 Months Ended
Oct. 21, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Cash	$ 10
Symeo GmbH [Member]
Subsequent Events (Details) [Line Items]
Cash	$ 10
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Equity-based earn-out (in Shares) | shares	858,369